Advances to Suppliers, Net	6 Months Ended
Jun. 30, 2024
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 5 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers include prepayments for raw materials used for production of construction materials for the Company’s construction projects, which consisted of the following:

	June 30, 2024	December 31, 2023
	(Unaudited)
Raw material prepayments for equipment production	$572,365	$309,121
Advances to construction subcontractors	10,298,127	4,986,131
Total:	10,870,492	5,295,252
Less: allowances for credit losses	(3,066)	(3,138)
Advances to suppliers, net, third parties	$10,867,426	$5,292,114

Our suppliers generally require refundable prepayments from us before delivery of goods or services. It usually takes 3 to 6 months for the suppliers to deliver raw materials for our equipment production and takes up to 6 to 12 months for the suppliers to deliver the construction materials. The prepayment is necessary to secure the supply in the market or secure a favorable price.

The changes of allowance for doubtful accounts as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024	June 30, 2023	December 31, 2023
	(Unaudited)	(Unaudited)
Beginning balance	$3,138	$449,517	$449,517
Provision for credit losses	-	-	(434,668)
Recovery	-	(400,107)	-
Foreign exchange translation	(72)	(4,169)	(11,711)
Ending balance	$3,066	$45,241	$3,138